Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2022	$ 7,504
2023	5,118
2024	2,499
2025	538
2026	114
Total operating lease payments	15,773
Less: imputed interest	(804)
Present value of lease liabilities	$ 14,969